INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

The Company's subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2012 and 2013, and 26.5% in 2014 and onwards.

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 (“Amended Budget Law”) which consists, among others, of fiscal changes whose main aim is to enhance the collection of taxes in those years.

These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises (9% in development area A and 16% in other areas) and, in certain cases, increasing the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014. Other changes introduced by the Amended Budget Law include taxing revaluation gains effective from August 1, 2013. The provisions that set forth changes to the taxation of revaluation gains, however, will only become effective once regulations that define “non-corporate taxable retained earnings” are issued as well as regulations that set forth provisions for avoiding double taxation of assets outside of Israel. As of the date of publication of these interim financial statements, no such regulations have been issued.

The change in tax rates did not have a material effect on the Company's financial statements.

b.	Profit (loss) before taxes on income is comprised as follows:

	Year ended December 31
	2012	2013	2014
Domestic	$(6,671)	$(12,219)	$(21,743)
Foreign	34	64	120

	$(6,637)	$(12,155)	$(21,623)

c.	Taxes on income are comprised as follows:

	Year ended December 31
	2012	2013	2014
Current	$63	$6	$76
Deferred	(42)	16	(60)
Prior year taxes	-	-	29

	$21	$22	$45

	Year ended December 31
	2012	2013	2014
Domestic	$—	$—	$—
Foreign	21	22	45

	$21	$22	$45

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company's deferred tax assets as of December 31, 2013 and 2014 are derived from. net operating loss carry forwards in the United States and other temporary differences, respectively.

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. Based on the Company's history of losses, the Company established a full valuation allowance for RRL.

	December 31
	2013	2014
Carry forward tax losses	$5,744	$9,152
Research and Development carry forward expenses-temporary differences	449	870
Accrual and reserves	52	153

Deferred tax assets before valuation allowance	6,245	10,175
Valuation allowance	(6,219)	(10,089)

Net deferred tax assets	$26	$86

e.	Reconciliation of the theoretical tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company, and the actual tax expense (benefit) as reported in the consolidated statements of operations is as follows:

	Year ended December 31
	2012	2013	2014
Loss before taxes, as reported in the consolidated statements of operations	$(6,637)	$(12,155)	$(21,623)

Statutory tax rate	25%	25%	26.5%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(1,659)	$(3,039)	$(5,730)
Income tax at rate other than the Israeli statutory tax rate	8	7	12
Non-deductible expenses including equity based compensation expenses and other	33	895	1,864
Operating losses and other temporary differences for which valuation allowance was provided	1,639	2,159	3,870
Taxes in respect of prior years	-	-	29

Actual tax expense	$21	$22	$45

f.	Foreign tax rates:

Taxable income of RRI was subject to tax at the rate of 35% in 2012, 2013 and 2014.

Taxable income of AMG was subject to tax at the rate of 30% in 2013 and 2014.

g.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

Conditions for entitlement to the benefits:

Under the Investment Law, in 2012 the Company has elected for “Beneficiary Enterprise” status which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Beneficiary Enterprise benefits is taxed at a regular rate.

Income derived from Beneficiary Enterprise from productive activity will be exempt from tax for ten years from the year in which the Company first has taxable income, providing that 12 years have not passed from the beginning of the year of election. In the event of a dividend distribution from income that is exempt from company tax, as aforementioned, the Company will be required to pay tax of 10-25% on that income.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Beneficiary Enterprise's income. Tax-exempt income generated under the Company's “Beneficiary Enterprise” program will be subject to taxes upon dividend distribution or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder.

On December 29, 2010, the Knesset approved an additional amendment to the Law for the Encouragement of Capital Investments, 1959. According to the amendment, a reduced uniform corporate tax rate for exporting industrial enterprises (over 25%) was established. The reduced tax rate will not be program dependent and will apply to the industrial enterprise's entire income. The tax rates for industrial enterprises have been reduced gradually over a period of five years as follows:-In 2011-2012, the reduced tax rate for development area A will be 10% and for the rest of the country-15%. In 2013-2014, the reduced tax rate for development area A will be 7% and for the rest of the country-12.5%. Starting 2015 and thereafter, the reduced tax rate for development area A will be 6% and for the rest of the country-12%. However, in August 2013, the Israeli Knesset approved an amendment to the Investment Law, pursuant to which such scheduled gradual reduction was repealed beginning in 2014 and the rates for development area A will be 9% and for the rest of the country-16% in 2014 and thereafter.

The Company has examined the effect of the adoption of the Amendment on its financial statements, and as of the date of the publication of the financial statements, the Company estimates that it will not apply the Amendment. The Company's estimate may change in the future.

h.	Tax assessments:

RRL has final tax assessments up to and including the 2010 tax year.

RRI and AMG do not have final tax assessment, since their inception.

i.	Net operating carry-forward losses for tax purposes:

As of December 31, 2014, RRL has carry-forward losses amounting to approximately $34,500, which can be carried forward for an indefinite period.